Summary of Significant Accounting Policies - Schedule of Capitalized Software Development Costs (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Capitalized Software Development Costs [Abstract]
Capitalized software, gross carrying amount	$ 1,752,449	$ 1,486,228
Less: accumulated amortization	(577,234)	(486,163)
Capitalized software, net carrying value	$ 1,175,215	$ 1,000,065